OTHER PAYABLES AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Other Payables And Accruals Disclosure [Line Items]
Accrued employee benefits	$ 63	$ 0
Other payables	108	111
Total	$ 171	$ 111